Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 08, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 06, 2023 $ / shares shares	Apr. 28, 2021 $ / shares	Apr. 28, 2021 $ / shares
Summary of Significant Accounting Policies [Line Items]
Other Comprehensive Income Loss | $		$ 3,430	$ 2,000	$ 1,540
Foreign Currency		1
Share price (in Dollars per share) | $ / shares							$ 0.01
Net proceeds | $		$ 14,098
Operating segments		1
VAT rates range		13.00%
Amount recognized of tax benefit		50.00%
Tax profit		10.00%
Registered capital		50.00%
Advertising expenses | $		$ 2,370	$ 1,430	$ 1,350
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Net proceeds | $	$ 14,098,140
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives		5 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives		10 years
Common Class A [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares (in Shares) | shares	4,000,000				4,000,000
Share price (in Dollars per share) | $ / shares						$ 0.0001
Offering price per share (in Dollars per share) | $ / shares	$ 4
Common Class A [Member] | IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Share price (in Dollars per share) | $ / shares					$ 0.00004